Redeemable Convertible Preferred Stock (Tables)	6 Months Ended
Jun. 30, 2014
Equity [Abstract]
Number of Shares Subject to Purchase

The following table summarizes the number of shares subject to purchase under future purchase rights initially granted, the fair value per share of the senior preferred stock subject to the rights as initially granted, the initial grant date fair value recorded, the fair value of our common stock used in determining such value, and beneficial conversion amounts underlying the preferred stock that were recorded in connection with certain purchases of such preferred stock under the Senior Preferred Purchase Agreement and the related stock options granted to certain members of our board of directors (in thousands except share, rights, and per share and rights amounts):

Issuance Date	Number of Shares Subject to Future Purchase Rights Granted	Fair Value per Share of Rights	Grant Date Fair Value Recorded	Common Stock Value Used in Determining Fair Value	Beneficial Conversion on Underlying Preferred Stock/ Options
September 25, 2012	3,750,000	$2.80	$3,101	$2.30	—
February 28, 2013	891,250	$2.83	$864	$6.85	$513
April 30, 2013	461,271	$2.40	$379	$6.85	$192
June 26, 2013	66,250	$0.76	$50	$6.82	$264

Warrant Activity

Our warrant activity is as follows:

	Number Outstanding	Weighted- average Exercise Price
Balance outstanding — January 1, 2012	252,308	$95.84
Expiration of warrants	(1,662)	$191.69

Balance outstanding — December 31, 2012 and 2013 and June 30, 2014 (unaudited)	250,646	$95.21